Notes payable (Details) - CAD ($) $ in Thousands	Oct. 31, 2023	Oct. 31, 2022
Disclosure of detailed information about borrowings [line items]
Total	$ 12,644	$ 12,257
Less current portion	(136)
Long-term	12,508	12,257
Other
Disclosure of detailed information about borrowings [line items]
Total	215	245
Notes payable
Disclosure of detailed information about borrowings [line items]
Total	$ 12,429	$ 12,012